Loans (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Activity in the allowance for loan losses by portfolio segment
Beginning balance	$ 3,163	$ 2,585
Provision for loan losses	1,374	600
Loans charged-off	(1,189)	(71)
Recoveries	52	49
Ending balance	3,400	3,163
Commercial [Member]
Activity in the allowance for loan losses by portfolio segment
Beginning balance	856	460
Provision for loan losses	342	371
Loans charged-off	(282)	0
Recoveries	10	25
Ending balance	926	856
Residential real estate [Member]
Activity in the allowance for loan losses by portfolio segment
Beginning balance	721	675
Provision for loan losses	108	74
Loans charged-off	(250)	(28)
Recoveries	5	0
Ending balance	584	721
Home Equity [Member]
Activity in the allowance for loan losses by portfolio segment
Beginning balance	66	100
Provision for loan losses	81	(9)
Loans charged-off	(91)	(26)
Recoveries	9	1
Ending balance	65	66
Consumer [Member]
Activity in the allowance for loan losses by portfolio segment
Beginning balance	40	53
Provision for loan losses	6	(18)
Loans charged-off	(41)	(17)
Recoveries	27	22
Ending balance	32	40
Unallocated [Member]
Activity in the allowance for loan losses by portfolio segment
Beginning balance	0	30
Provision for loan losses	0	(30)
Loans charged-off	0	0
Recoveries	0	0
Ending balance	0	0
Commercial real estate [Member]
Activity in the allowance for loan losses by portfolio segment
Beginning balance	1,480	1,267
Provision for loan losses	837	212
Loans charged-off	(525)	0
Recoveries	1	1
Ending balance	$ 1,793	$ 1,480